Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Consolidated Statements of Comprehensive Income
Net Income	$ 306,641	$ 302,864	$ 1,025,639	$ 838,063
(Loss) gain related to cash flow hedges	6,651	(91,450)	14,893	(89,321)
Actuarial gains (losses) on defined benefit pension plans	4,794	2,111	13,537	5,676
(Loss) gain related to foreign currency translation	80,407	(273,089)	32,791	(106,731)
Income tax (expense) benefit related to components of other comprehensive income	(4,576)	37,302	(28,534)	28,455
Other comprehensive income (loss), net of tax	87,276	(325,126)	32,687	(161,921)
Total comprehensive income	393,917	(22,262)	1,058,326	676,142
Comprehensive income attributable to Noncontrolling interests	37,934	21,787	97,183	76,549
Comprehensive income attributable to the Company	$ 355,983	$ (44,049)	$ 961,143	$ 599,593